GOLD TRACK                                                           PROSPECTUS
THE TRAVELERS INSURANCE COMPANY                                      SUPPLEMENT
                                                                    May 1, 1999

This page supplements the May 1, 1999 prospectus for the Gold Track Annuity issued by The Travelers Insurance Company.

1. The "Funding Option Expenses" table on page 7 is revised as follows for the Emerging Opportunities Fund and the Global High-Yield Bond Fund of American Odyssey Funds, Inc.:

-------------------------------------------------------------------------------------------------------------------------
                                                                                                       Total
                                                       Management Fee      Other Expenses    Annual Operating Expenses
                                                       (after expense      (after expense          (after expense
                                                       reimbursement)      reimbursement)         reimbursements)
-------------------------------------------------------------------------------------------------------------------------
American Odyssey Funds, Inc.
  Emerging Opportunities Fund........................       0.77%               0.14%                 0.91%(1)
  Global High-Yield Bond Fund........................       0.68%               0.16%                 0.84%(2)
-------------------------------------------------------------------------------------------------------------------------

American Odyssey Funds, Inc.*
 Emerging Opportunities Fund.........................       0.77%               1.39%                 2.16%(1)
 Global High Yield Bond Fund.........................       0.68%               1.41%                 2.09%(2)
-------------------------------------------------------------------------------------------------------------------------

              *      Includes CHART asset allocation fee of 1.25%.

              (1) Management Fees for the American Odyssey Emerging Opportunities Fund reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure.

              (2) Fees and expenses for the American Odyssey Global High-Yield Bond Fund reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure and investment objective and strategy.

2. The Example table on page 9 is revised as follows for the Emerging Opportunities Fund and the Global High-Yield Bond Fund for American Odyssey Funds, Inc.:

--------------------------------------------------------------------------------------------------------------------------------
                                          If Contract is surrendered at the      If Contract is NOT surrendered or annuitized
                                                 end of period shown                        at end of period shown:
--------------------------------------------------------------------------------------------------------------------------------

Underlying Funding Options           1 year    3 years     5 years     10 years   1 year    3 years     5 years     10 years
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Funds, Inc.(1)
  Emerging Opportunities Fund........ $76         $129        $185         $287     $26         $79         $135        $287
  Global High-Yield Bond Fund........  75          127         181          280      25          77          131         280
--------------------------------------------------------------------------------------------------------------------------------

American Odyssey Funds, Inc.(2)
 Emerging Opportunities Fund.........  88          166         245          403      38         116          195         403
 Global High Yield Bond Fund.........  87          164         242          397      37         114          192         397
--------------------------------------------------------------------------------------------------------------------------------


       (1) Reflects expenses that would be incurred for those contract owners who DO NOT participate in the CHART Asset Allocation program.

       (2) Reflects expenses that would be incurred for those contract owners who DO participate in the CHART Asset Allocation program.

3. The Example table on page 10 is revised as follows for the Emerging Opportunities Fund and the Global High-Yield Bond Fund for American Odyssey Funds, Inc.:

-----------------------------------------------------------------------------------------------------------------------------------
                                        If Contract is surrendered at the                 If Contract is NOT surrendered or
                                               end of period shown                        annuitized at end of period shown:
-----------------------------------------------------------------------------------------------------------------------------------
Underlying Funding Options             1 year    3 years     5 years     10 years    1 year    3 years     5 years     10 years
-----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Funds, Inc.(1)
  Emerging Opportunities Fund.........  $77         $122        $169         $287      $26         $79         $135        $287
  Global High-Yield Bond Fund.........   76          120         165          280       25          77          131         280
-----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Funds, Inc.(2)
 Emerging Opportunities Fund..........   89          157         227          403       38         116          195         403
 Global High Yield Bond Fund..........   88          155         224          397       37         114          192         397
-----------------------------------------------------------------------------------------------------------------------------------

       (1) Reflects expenses that would be incurred for those contract owners who DO NOT participate in the CHART Asset Allocation program.

       (2) Reflects expenses that would be incurred for those contract owners who DO participate in the CHART Asset Allocation program.

GOLD TRACK SELECT                                                  PROSPECTUS
THE TRAVELERS INSURANCE COMPANY                                    SUPPLEMENT
                                                                  May 1, 1999

This page supplements the May 1, 1999 prospectus for the Gold Track Select Annuity issued by The Travelers Insurance Company.

1. The "Funding Option Expenses" table on page 7 is revised as follows for the Emerging Opportunities Fund and the Global High-Yield Bond Fund of American Odyssey Funds, Inc.:

----------------------------------------------------------------------------------------------
                                                                                  TOTAL
                                                                                  ANNUAL
                                                             OTHER EXPENSES     OPERATING
                                            MANAGEMENT FEE       (AFTER          EXPENSES
                                            (AFTER EXPENSE      EXPENSE       (AFTER EXPENSE
                                            REIMBURSEMENT)   REIMBURSEMENT)  REIMBURSEMENTS)
==============================================================================================
American Odyssey Funds, Inc.
  Emerging Opportunities Fund............        0.77%           0.14%           0.91%(2)
  Global High-Yield Bond Fund............        0.68%           0.16%           0.84%(3)
----------------------------------------------------------------------------------------------

American Odyssey Funds, Inc.*
 Emerging Opportunities Fund.............        0.77%           1.39%           2.16%(2)
 Global High Yield Bond Fund.............        0.68%           1.41%           2.09%(3)
----------------------------------------------------------------------------------------------

      *     Includes CHART asset allocation fee of 1.25%.

      (2) Management Fees for the American Odyssey Emerging Opportunities Fund reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure.

      (3) Fees and expenses for the American Odyssey Global High-Yield Bond Fund reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure and investment objective and strategy.

2. The Example table on page 10 is revised as follows for the Emerging Opportunities Fund and the Global High-Yield Bond Fund for American Odyssey Funds, Inc.:

------------------------------------------------------------------------------------------------
                                    IF CONTRACT IS SURRENDERED        IF CONTRACT IS NOT
                                              AT THE              SURRENDERED OR ANNUITIZED
                                       END OF PERIOD SHOWN         AT END OF PERIOD SHOWN:
------------------------------------------------------------------------------------------------


Underlying Funding Option       1 year 3 years 5 years 10 years 1 years 3 years 5 years 10 years
================================================================================================
American Odyssey Funds, Inc.(1)
  Emerging Opportunities Fund...    $74    $113   $153   $254    $22     $69     $118     $254
  Global High-Yield Bond Fund...     73     111    149    247     22      67      115      247
------------------------------------------------------------------------------------------------

American Odyssey Funds, Inc.(2)
 Emerging Opportunities Fund....     86     148    212    374     35     106      180      374
 Global High Yield Bond Fund....     85     146    209    368     34     104      167      368
------------------------------------------------------------------------------------------------

(1) Reflects expenses that would be incurred for those contract owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those contract owners who DO participate in the CHART Asset Allocation program.